Future Amortization Expense (Detail) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Jan. 31, 2013
Finite-Lived Intangible Assets [Line Items]
January 1, 2015 to March 31, 2015	$ 112,000
2015	447,000		16,800
2016	445,000		16,800
2017	87,000		16,542
2018	63,000		9,918
2019			2,367
Thereafter	54,000		0
Finite-Lived Intangible Assets, Net	$ 1,911,832	$ 59,627	$ 62,427	$ 0